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VIA EDGAR

February 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	VanEck Vectors ETF Trust
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of VanEck Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses contained in Post-Effective Amendment No. 2,589 to the Registrant’s Registration Statement on Form N-1A, filed on January 26, 2018, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 26, 2018.

No fees are required in connection with this filing. If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss